Document and Entity Information	Aug. 13, 2024
Cover [Abstract]
Entity Registrant Name	WATERS CORP /DE/
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0001000697
Document Type	8-K/A
Document Period End Date	Aug. 13, 2024
Entity Incorporation State Country Code	DE
Entity File Number	01-14010
Entity Tax Identification Number	13-3668640
Entity Address, Address Line One	34 Maple Street
Entity Address, City or Town	Milford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01757
City Area Code	(508)
Local Phone Number	478-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WAT
Entity Emerging Growth Company	false
Amendment Description	This is an amendment to Item 5.02 of the Current Report on Form 8-K that was filed by Waters Corporation (the “Company”) on August 14, 2024, which reported that on August 13, 2024, the Company’s Board of Directors (the “Board”) appointed Heather Knight to serve on the Company’s Board, effective as of August 14, 2024. On October 31, 2024, at a meeting of the Board, the Board appointed Heather Knight to the Nominating and Corporate Governance Committee, effective immediately. The information reported under Item 5.02 of the Current Report on Form 8-K filed by Waters on August 14, 2024 is hereby incorporated by reference.